Due from settlement of capital provision assets (Tables)	12 Months Ended
Dec. 31, 2021
Due from settlement of capital provision assets.
Schedule of due from settlement of capital provision assets

($ in thousands)	2021	2020
At January 1,	30,708	48,128
Transfer of realizations from capital provision assets	455,148	540,294
Interest and other income	160	199
Proceeds received	(396,415)	(557,913)
Asset received in kind	(3,290)	-
At December 31,	86,311	30,708
Split
Current assets	82,561	26,958
Non-current assets	3,750	3,750
Total due from settlement of capital provision assets	86,311	30,708